BASIC AND DILUTED NET LOSS PER SHARE	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
BASIC AND DILUTED NET LOSS PER SHARE
NOTE 14:-	BASIC AND DILUTED NET LOSS PER SHARE

The following table sets forth the computation of the net loss per share for the period presented:

	Year ended December 31,
	2021	2020	2019

Numerator:

Net loss	$(153,559)	$(81,511)	$(67,301)
Preferred share accrued cumulative dividend rights	(5,044)	(17,473)	(13,664)

Total loss attributable to ordinary shares	$(158,603)	$(98,984)	$(80,965)

Denominator:

	102,859,891	16,514,910	15,524,845

The following potential ordinary shares have been excluded from the calculation of diluted net loss per share for the period presented due to their anti-dilutive effect:

a.
16,231,241 warrants, 2,402,178 sponsors earnout shares, 20,147,947 outstanding options to purchase Ordinary Shares and unvested RSUs as of December 31, 2021 (in addition to 70,618,999 underlying the Company's Preferred Shares that were outstanding prior to April 5, 2021).

b.
20,418,209 Preferred A Shares, 15,906,053 Preferred B Shares, 3,032,940 Preferred B-1 Shares, 28,216,005 Preferred C Shares, 2,699,114 Preferred C-1 Shares and 8,470,758 options outstanding to purchase Ordinary Shares as of December 31, 2020.

c.
20,418,209 Preferred A Shares, 15,906,053 Preferred B Shares, 3,032,940 Preferred B-1 Shares, 28,216,005 Preferred C Shares and 7,834,282 options outstanding to purchase Ordinary Shares as of December 31, 2019.